Acquisitions and Divestitures - Additional Information - 2015 Activity - Yara Pilbara Holdings Pty Limited Sale (Detail) - USD ($) $ in Millions		9 Months Ended	12 Months Ended
	Oct. 28, 2015	Sep. 30, 2015	Dec. 31, 2015
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Proceed from sale of equity method investments			$ 391
Yara Pilbara Holdings Pty Limited [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Percentage of ownership	49.00%
Proceed from sale of equity method investments	$ 391
Impairment on equity method investment		$ 148